Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Index Fund Institutional)	Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Index Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.41%	33.04%	19.10%	33.50%
Since Inception	14.26%	14.00%	11.13%	14.34%